Annual Total Returns [BarChart] - Carillon Reams Unconstrained Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011
Annual Return 2012	23.07%
Annual Return 2013	3.69%
Annual Return 2014	(4.07%)
Annual Return 2015	(0.12%)
Annual Return 2016	5.81%
Annual Return 2017	2.04%
Annual Return 2018	0.53%
Annual Return 2019	6.27%
Annual Return 2020	11.18%